united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23461

New Age Alpha Trust

(Exact name of registrant as specified in charter)

411 Theodore Fremd Ave., Sutie 206 South, Rye, NY 45246

(Address of principal executive offices) (Zip code)

Cogency Global Inc.

850 New Burton Road, Suite 201, Dover, DE 19904

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-922-2690

Date of fiscal year end: 11/30

Date of reporting period: 11/30/21

ITEM 1. REPORTS TO SHAREHOLDERS.

AVDR US LargeCap ESG ETF

AVDR US LargeCap Leading ETF

Annual Report
November 30, 2021

1-888-559-7146

www.newagealphaetfs.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Dear Shareholder,

This Annual Report covers the period from December 29, 2020, the launch date of our funds, to November 30, 2021, for AVDR US LargeCap Leading ETF (“AVDR”) and AVDR US LargeCap ESG ETF (“AVDG”).

We are excited to celebrate the one-year anniversary of our two exchange-traded funds. We believe both of our funds had a successful year based on their respective investment goals. The since inception returns for the period December 29, 2020 to November 30, 2021 for AVDR and the S&P 500® Index were 23.40% and 24.17%, respectively. Importantly, AVDR’s performance came with diminished overlap with the Top 10 holdings of the S&P 500®, a point that we believe our investors see as a key attribute of the Fund. Meanwhile, the since inception returns for the period December 29, 2020 to November 30, 2021 for AVDG and the S&P 500® ESG Index were 27.60% and 28.72%, respectively.

In our opinion, the second half of 2021 served as another strong example of the risk of human behavior. The so-called “meme stock” trend, which began in the first half of the year, only continued. In our opinion, this seemingly sudden influence held by retail investors actually had its roots in the discount brokerage “fee wars” that started years earlier. This is the nature of the risk of human behavior—it rarely follows a linear path and it’s never entirely predictable. That’s why we don’t try to pick the winners, we aim to simply avoid the losers.

New Age Alpha is ushering in a new age of asset management by applying an actuarial-based approach to investment portfolios. Using principles modeled on those used by the insurance industry, we build portfolio solutions, indexes, and tools that aim to identify and avoid a mispricing risk caused by human behavior. Historically, investors have sought to obtain an information advantage when making trades. However, with the democratization of information, that advantage has been arbitraged away. Yet the investing public has not adapted. We recognized this failure and decided to use well-established principles of probability theory in our investment methodology. The result is investment solutions that aim to avoid overpriced stocks in a portfolio — losers.

Please find additional information about your investment(s) on the following pages. You’ll also find that our website www.newagealphaetfs.com is a great resource.

We look forward to continuing our partnership with you and helping your portfolio avoid the losers by seeing risk differently.

The New Age Alpha U.S. Large-Cap Leading 50 IndexSM is part of the index family offered by New Age Alpha, LLC. The New Age Alpha U.S. Large-Cap Leading 50 IndexSM consists of 50 U.S. stocks in the S&P 500® as ranked by the combination of Human Factor score (“HF”), and other rules-based criteria as defined by the index methodology.

The New Age Alpha U.S. Large-Cap ESG IndexSM is part of the index family offered by New Age Alpha, LLC. The New Age Alpha U.S. Large-Cap ESG IndexSM consists of 50 U.S. stocks in the Refinitiv U.S. Total Return Index as ranked by the combination of ESG score, Human Factor score (“HF”), and other rules-based criteria as defined by the Index methodology.

The S&P 500® Index is a market-capitalization-weighted index of 500 of the largest publicly traded companies in the U.S. It is not an exact list of the top 500 U.S. companies by market capitalization, because there are other criteria to be included in the index. The index is widely regarded as the best gauge of large-cap U.S. equities.

The S&P 500® ESG Index is a broad-based, market-cap-weighted index that is designed to measure the performance of securities meeting sustainability criteria, while maintaining similar overall industry group weights as the S&P 500®. In a total return index, changes in the index level reflect both movements in stock prices and the reinvestment of dividend income.

6064-NL-01182022   |   CC: NAA10242A   |   SKU: 10114

AVDR US LargeCap ESG ETF
Portfolio Review (Unaudited)
November 30, 2021

The Fund’s Investment objective is to provide investment results that, before fees and expenses correspond generally to the performance of the New Age Alpha U.S. Large-Cap ESG Index℠.

Averge Annual Total Return through November 30, 2021*, as compared to its benchmarks:

Since
Inception****
AVDR US LargeCap ESG ETF (NAV)	27.60%
AVDR US LargeCap ESG ETF (Market Price)	27.60%
S&P 500® ESG Index **	27.25%
New Age Alpha U.S. Large-Cap ESG Index℠ ***	28.72%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The Fund’s advisor has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses (if any)) do not exceed 0.60% of the average daily net assets of the Fund through December 31, 2022 (the “Expense Limitation”). The Expense Limitation is expected to continue from year to year thereafter. The Fund’s total gross operating expenses, per the most recent prospectus is 0.90% and the net operating expense is 0.60%.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

**	The S&P® 500 ESG Index is a broad based, market-cap-weighted index that is designed to measure the performance of securities meeting environmental, good corporate governance, and sustainability criteria, while maintaining similar overall industry group weights as the S&P 500® Index.

***	The New Age Alpha U.S. Large-Cap ESG Index℠ consists of the top 50 stocks (and REITs) in the ESG Selection Universe (comprised of the 600 stocks with the largest free-float market-capitalization with a minimum of $10 million six-month average daily trading value and a minimum stock price of $3.00 in the Refinitiv U.S. Total Return Index) as ranked by using the H-Factor Score, ESG rating provided by Refinitiv®, and other rules-based criteria as defined by the ESG Index methodology.

****	Inception date is December 29, 2020.

Comparison of the Change in Value of a $10,000 Investment

	% of Net		% of Net
Portfolio Composition as of November 30, 2021	Assets	Top Ten Holdings as of November 30, 2021	Assets
Technology	37.7%	Microsoft Corporation	12.5%
Consumer Discretionary	16.4%	Amazon.com, Inc.	12.4%
Consumer Staples	13.8%	NVIDIA Corporation	11.0%
Health Care	11.8%	Adobe, Inc.	4.5%
Financials	7.3%	Johnson & Johnson	4.4%
Energy	3.5%	Walmart, Inc.	4.4%
Industrials	3.2%	JPMorgan Chase & Company	3.8%
Materials	2.7%	PepsiCo, Inc.	3.0%
Real Estate	1.9%	Chevron Corporation	2.9%
Utilities	1.2%	Intel Corporation	2.8%
Other assets in excess of liabilities	0.5%
	100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

AVDR US LargeCap Leading ETF
Portfolio Review (Unaudited)
November 30, 2021

The Fund’s Invesment objective is to provide investment results that, before fees and expenses correspond generally to the performance of the New Age Alpha U.S. Large-Cap Leading 50 Index℠.

Averge Annual Total Return through November 30, 2021*, as compared to its benchmarks:

Since
Inception****
AVDR US LargeCap Leading ETF (NAV)	23.40%
AVDR US LargeCap Leading ETF (Market Price)	23.36%
S&P® 500 Index **	24.17%
New Age Alpha U.S Large-Cap Leading 50 Index℠ ***	24.05%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The Fund’s advisor has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses (if any)) do not exceed 0.60% of the average daily net assets of the Fund through December 31, 2022 (the “Expense Limitation”). The Expense Limitation is expected to continue from year to year thereafter. The Fund’s total gross operating expenses, per the most recent prospectus is 0.90% and the net operating expense is 0.60%.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

**	The S&P® 500 Index, is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

***	The New Age Alpha U.S. Large-Cap Leading 50 Index℠ consists of the top 50 U.S. stocks in the S&P 500® Index as ranked by using the H-Factor Score and other rules-based criteria as defined by the Large-Cap Index methodology.

****	Inception date is December 29, 2020.

Comparison of the Change in Value of a $10,000 Investment

	% of Net		% of Net
Portfolio Composition as of November 30, 2021	Assets	Top Ten Holdings as of November 30, 2021	Assets
Technology	32.7%	NVIDIA Corporation	2.3%
Health Care	12.3%	Apple, Inc.	2.2%
Consumer Discretionary	9.8%	Costco Wholesale Corporation	2.2%
Financials	9.6%	West Pharmaceutical Services, Inc.	2.2%
Consumer Staples	8.2%	Lam Research Corporation	2.2%
Communications	7.6%	Digital Realty Trust, Inc.	2.1%
Industrials	6.0%	Micron Technology, Inc.	2.1%
Real Estate	4.1%	Amazon.com, Inc.	2.1%
Utilities	3.9%	Waste Management, Inc.	2.1%
Materials	3.6%	Intuit, Inc.	2.1%
Other assets in excess of liabilities	2.2%
	100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

AVDR US LARGECAP ESG ETF
SCHEDULE OF INVESTMENTS
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5%
	Consumer Discretionary - 16.4%
89	Amazon.com, Inc.(a)	$312,129
392	Carnival Corporation(a)	6,907
513	General Motors Company(a)	29,687
49	Hasbro, Inc.	4,749
246	Lowe’s Companies, Inc.	60,169
		413,641
	Consumer Staples - 13.8%
636	Altria Group, Inc.	27,119
194	Archer-Daniels-Midland Company	12,069
72	Hershey Company (The)	12,779
117	Kellogg Company	7,158
478	PepsiCo, Inc.	76,375
543	Philip Morris International, Inc.	46,665
165	Target Corporation	40,234
301	Walgreens Boots Alliance, Inc.	13,485
792	Walmart, Inc.	111,379
		347,263
	Energy - 3.5%
657	Chevron Corporation	74,156
840	Kinder Morgan, Inc.	12,986
		87,142
	Financials - 7.3%
680	Citigroup, Inc.	43,316
114	Goldman Sachs Group, Inc. (The)	43,433
610	JPMorgan Chase & Company	96,886
		183,635
	Health Care - 11.8%
598	AbbVie, Inc.	68,937
111	Agilent Technologies, Inc.	16,750
84	Anthem, Inc.	34,123
456	CVS Health Corporation	40,611
45	Humana, Inc.	18,887
718	Johnson & Johnson	111,958

See accompanying notes to financial statements.

AVDR US LARGECAP ESG ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	Health Care - 11.8% (Continued)
419	Viatris, Inc.	$5,158
		296,424
	Industrials - 3.2%
201	3M Company	34,178
46	Jacobs Engineering Group, Inc.	6,558
25	United Rentals, Inc.(a)	8,469
144	Waste Management, Inc.	23,136
63	Xylem, Inc.	7,630
		79,971
	Materials - 2.7%
76	Air Products and Chemicals, Inc.	21,845
498	Freeport-McMoRan, Inc.	18,466
279	Newmont Corporation	15,323
82	PPG Industries, Inc.	12,642
		68,276
	Real Estate - 1.9%
111	CBRE Group, Inc., Class A(a)	10,608
255	Prologis, Inc.	38,441
		49,049
	Technology - 37.7%
168	Adobe, Inc.(a)	112,535
147	Automatic Data Processing, Inc.	33,941
97	Cadence Design Systems, Inc.(a)	17,214
397	HP, Inc.	14,006
1,432	Intel Corporation	70,454
950	Microsoft Corporation	314,061
845	NVIDIA Corporation	276,112
84	S&P Global, Inc.	38,281
321	Texas Instruments, Inc.	61,751
55	Verisk Analytics, Inc.	12,368
		950,723
	Utilities - 1.2%
63	American Water Works Company, Inc.	10,620
131	Edison International	8,552

See accompanying notes to financial statements.

AVDR US LARGECAP ESG ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	Utilities - 1.2% (Continued)
189	Xcel Energy, Inc.	$12,045
		31,217

	TOTAL COMMON STOCKS (Cost $2,354,726)	2,507,341

	TOTAL INVESTMENTS - 99.5% (Cost $2,354,726)	$2,507,341
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	12,875
	NET ASSETS - 100.0%	$2,520,216

(a)	Non-income producing security.

See accompanying notes to financial statements.

AVDR US LARGECAP LEADING ETF
SCHEDULE OF INVESTMENTS
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.7%
	Communications - 7.6%
226	Alphabet, Inc., Class C(a)	$643,883
15,880	Fox Corporation, Class A	567,075
1,907	Meta Platforms, Inc., Class A(a)	618,745
973	Netflix, Inc.(a)	624,569
		2,454,272
	Consumer Discretionary - 9.8%
2,611	Advance Auto Parts, Inc.	576,300
196	Amazon.com, Inc.(a)	687,386
8,655	Bath & Body Works, Inc.	650,250
3,773	NIKE, Inc., Class B	638,543
120	NVR, Inc.(a)	627,041
		3,179,520
	Consumer Staples - 8.2%
1,339	Costco Wholesale Corporation	722,230
4,619	Procter & Gamble Company (The)	667,815
2,479	Target Corporation	604,479
4,739	Walmart, Inc.	666,446
		2,660,970
	Energy - 1.9%
10,456	ONEOK, Inc.	625,687

	Financials - 9.6%
724	BlackRock, Inc.	654,938
3,574	Chubb Ltd.	641,426
1,576	Goldman Sachs Group, Inc. (The)	600,440
3,785	JPMorgan Chase & Company	601,172
868	SVB Financial Group(a)	600,942
		3,098,918
	Health Care - 12.3%
5,104	Abbott Laboratories	641,930
1,598	Anthem, Inc.	649,156
902	Bio-Rad Laboratories, Inc., Class A(a)	679,386
7,181	CVS Health Corporation	639,540
3,573	PerkinElmer, Inc.	650,858

See accompanying notes to financial statements.

AVDR US LARGECAP LEADING ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	Health Care - 12.3% (Continued)
1,612	West Pharmaceutical Services, Inc.	$713,568
		3,974,438
	Industrials - 6.0%
1,320	Roper Technologies, Inc.	612,678
3,177	United Parcel Service, Inc., Class B	630,221
4,263	Waste Management, Inc.	684,936
		1,927,835
	Materials - 3.6%
15,474	Freeport-McMoRan, Inc.	573,776
9,745	Sealed Air Corporation	605,359
		1,179,135
	Real Estate - 4.1%
4,149	Digital Realty Trust, Inc.	695,953
7,492	Equity Residential	639,143
		1,335,096
	Technology - 32.7%
1,662	ANSYS, Inc.(a)	650,640
4,387	Apple, Inc.	725,171
2,771	Automatic Data Processing, Inc.	639,796
3,598	Cadence Design Systems, Inc.(a)	638,501
3,312	CDW Corporation/DE	627,160
2,328	Equifax, Inc.	648,697
1,894	Gartner, Inc.(a)	591,401
1,042	Intuit, Inc.	679,697
1,046	Lam Research Corporation	711,123
8,270	Micron Technology, Inc.	694,680
2,019	Microsoft Corporation	667,461
2,580	Motorola Solutions, Inc.	653,204
1,001	MSCI, Inc.	630,079
2,276	NVIDIA Corporation	743,706
7,003	Oracle Corporation	635,452
1,024	ServiceNow, Inc.(a)	663,245
		10,600,013

See accompanying notes to financial statements.

AVDR US LARGECAP LEADING ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	Utilities - 3.9%
3,731	American Water Works Company, Inc.	$628,935
17,308	NRG Energy, Inc.	623,434
		1,252,369

	TOTAL COMMON STOCKS (Cost $31,303,144)	32,288,253

	TOTAL INVESTMENTS - 99.7% (Cost $31,303,144)	$32,288,253
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	97,480
	NET ASSETS - 100.0%	$32,385,733

Ltd.	- Limited Company

MSCI	- Morgan Stanley Capital International

(a)	Non-income producing security.

See accompanying notes to financial statements.

AVDR ETFs

STATEMENTS OF ASSETS AND LIABILITIES

November 30, 2021

	AVDR US	AVDR US
	LargeCap ESG	LargeCap Leading
	ETF	ETF
ASSETS
Investment securities, at value (Cost $2,354,726 and $31,303,144)	$2,507,341	$32,288,253
Cash	48,779	87,662
Receivable for investments sold	942,359	16,829,218
Receivable for fund shares sold	813,364	3,957,599
Dividend receivable	3,522	18,550
Receivable due from Adviser	2,359	9,426
Prepaid expenses	325	324
TOTAL ASSETS	4,318,049	53,191,032

LIABILITIES
Payable for investments purchased	951,882	16,859,180
Payable for fund shares repurchased	797,552	3,855,676
Payable to related parties	21,539	58,518
Accrued expenses and other liabilities	26,860	31,925
TOTAL LIABILITIES	1,797,833	20,805,299
NET ASSETS	$2,520,216	$32,385,733

Composition of Net Assets:
Paid in capital	$2,397,241	$32,248,821
Accumulated Earnings	122,975	136,912
NET ASSETS	$2,520,216	$32,385,733

Net Asset Value Per Share:
Shares:
Net Assets	$2,520,216	$32,385,733
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	79,000	1,050,000
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$31.90	$30.84

See accompanying notes to financial statements.

AVDR ETFs

STATEMENTS OF OPERATIONS

For the Period Ended November 30, 2021 *

	AVDR US	AVDR US
	LargeCap ESG	LargeCap Leading
	ETF	ETF
INVESTMENT INCOME
Dividend Income (Foreign withholding tax $0 and $160)	$27,713	$97,701
TOTAL INVESTMENT INCOME	27,713	97,701

EXPENSES
Advisory fees	6,767	34,078
Administrative services fees	50,157	105,933
Trustees fees and expenses	23,089	64,734
Legal fees	22,592	22,662
Custodian fees	21,358	22,138
Audit fees	16,750	16,750
Printing and postage expenses	14,550	12,254
Transfer agent fees	10,939	10,976
Insurance expense	10,300	10,300
Compliance officer fees	7,453	19,214
Other expenses	7,802	12,365
TOTAL EXPENSES	191,757	331,404
Less: Fees waived and expenses reimbursed by the Adviser	(181,575)	(279,707)
NET EXPENSES	10,182	51,697

NET INVESTMENT INCOME	17,531	46,004

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from investments	(47,149)	(894,205)
Net realized gain from redemptions in-kind	279,444	890,667
Net change in unrealized appreciation on investments	152,615	985,109
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	384,910	981,571

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$402,441	$1,027,575

*	The AVDR US LargeCap ESG ETF commenced operations on December 29, 2020 and the AVDR US LargeCap Leading ETF commenced operations on December 29, 2020.

See accompanying notes to financial statements.

AVDR ETFs

STATEMENT OF CHANGES IN NET ASSETS

AVDR US LargeCap
ESG ETF
For the Period Ended
November 30, 2021 *
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$17,531
Net realized loss on investments	(47,149)
Net realized gain from redemptions in-kind	279,444
Net change in unrealized appreciation on investments	152,615
Net increase in net assets resulting from operations	402,441

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	4,948,520
Payments for shares redeemed	(2,930,745)
Net increase from shares of beneficial interest transactions	2,017,775

NET INCREASE IN NET ASSETS	2,420,216

NET ASSETS
Beginning of period	100,000 (a)
End of period	$2,520,216

SHARE ACTIVITY
Shares Sold	175,000
Shares Redeemed	(100,000)
Net increase in shares of beneficial interest outstanding	75,000

*	The AVDR US LargeCap ESG ETF commenced operations on December 29, 2020.

(a)	Beginning capital of $100,000 was contributed by fund management at New Age Alpha Advisors, LLC, investment advisor to the Fund, in exchange for 4,000 shares of the Fund in connection with the seeding of the Trust.

See accompanying notes to financial statements.

AVDR ETFs

STATEMENT OF CHANGES IN NET ASSETS

AVDR US LargeCap
Leading ETF
For the Period Ended
November 30, 2021 *
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$46,004
Net realized loss on investments	(894,205)
Net realized gain from redemptions in-kind	890,667
Net change in unrealized appreciation on investments	985,109
Net increase in net assets resulting from operations	1,027,575

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	38,102,654
Payments for shares redeemed	(6,744,496)
Net increase from shares of beneficial interest transactions	31,358,158

NET INCREASE IN NET ASSETS	32,385,733

NET ASSETS
Beginning of Period	—
End of Period	$32,385,733

SHARE ACTIVITY
Shares Sold	1,275,000
Shares Redeemed	(225,000)
Net increase in shares of beneficial interest outstanding	1,050,000

*	The AVDR US LargeCap Leading ETF commenced operations on December 29, 2020.

See accompanying notes to financial statements.

AVDR US LargeCap ESG ETF

FINANCIAL HIGHLIGHTS

 Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

For the Period Ended
November 30, 2021 (1)

Net asset value, beginning of period	$25.00

Increase from investment operations:
Net investment income (2)	0.28
Net realized and unrealized gain on investments	6.62
Total from investment operations	6.90

Net asset value, end of period	$31.90

Market price, end of period	$31.90

Total return (3)(4)(5)	27.60%

Market price total return (3)(4)(5)	27.60%

Net assets, end of period (000s)	$2,520

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets (6)(7)	11.30%

Ratio of net expenses to average net assets (6)(8)	0.60%

Ratio of net investment income to average net assets (6)(9)	1.03%

Portfolio Turnover Rate (4)(10)	69%

(1)	The AVDR US LargeCap ESG ETF commenced operations on December 29, 2020.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent of fee waiver/expense reimbursement.

(4)	Not annualized.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value in financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Annualized for periods less than one full year.

(7)	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements by the Adviser.

(8)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the Adviser.

(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(10)	Portfolio turnover rate excludes securities received or delivered from in-kind transaction.

See accompanying notes to financial statements.

AVDR US LargeCap Leading ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

For the Period Ended
November 30, 2021 (1)

Net asset value, beginning of period	$25.00

Increase from investment operations:
Net investment income (2)	0.15
Net realized and unrealized gain on investments	5.69
Total from investment operations	5.84

Net asset value, end of period	$30.84

Market price, end of period	$30.84

Total return (3)(4)(5)	23.36%

Market price total return (3)(4)(5)	23.36%

Net assets, at end of period (000s)	$32,386

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets (6)(7)	3.87%

Ratio of net expenses to average net assets (6)(8)	0.60%

Ratio of net investment income to average net assets (6)(9)	0.54%

Portfolio Turnover Rate (4)(10)	153%

(1)	The AVDR US LargeCap Leading ETF commenced operations on December 29, 2020.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursement.

(4)	Not annualized.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value in financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Annualized for periods less than one full year.

(7)	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements by the Adviser.

(8)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the Adviser.

(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(10)	Portfolio turnover rate excludes securities received or delivered from in-kind transaction.

See accompanying notes to financial statements.

AVDR ETFs

NOTES TO FINANCIAL STATEMENTS

November 30, 2021

(1)	ORGANIZATION

The AVDR US LargeCap ESG ETF (“LargeCap ESG Fund”) and AVDR US LargeCap Leading ETF (“LargeCap Leading Fund”) (each a “Fund” and collectively, the “Funds”) are each a series of the New Age Alpha Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2018, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The LargeCap ESG Fund commenced operations on December 29, 2020. The LargeCap ESG Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the performance of the New Age Alpha U.S. Large-Cap ESG IndexSM (the “ESG Index”). The LargeCap Leading Fund commenced operations on December 29, 2020. The LargeCap Leading Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the performance of the New Age Alpha U.S. Large-Cap Leading 50 IndexSM (the “Large-Cap Index”). The LargeCap ESG Fund is a non-diversified series of the Trust and the LargeCap Leading Fund is a diversified series of the Trust. New Age Alpha Advisors, LLC, the Funds’ investment advisor (the “Adviser”), owns 37% of the LargeCap ESG Fund and 61% of the LargeCap Leading Fund. The LargeCap ESG Fund and the LargeCap Leading Fund each currently offer one class of shares that has no front-end sales load, no deferred sales charge and no redemption fee. The LargeCap ESG Fund and the LargeCap Leading Fund may issue an unlimited number of shares (“Shares”) of beneficial interest, with no par value. All shares of the LargeCap ESG Fund and the LargeCap Leading Fund have equal rights and privileges.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Trust is an investment company and accordingly the Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Security Valuation – The Trust relies on certain security pricing services to provide current market values for each Fund’s portfolio securities. These security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Debt securities traded on a national securities exchange or in the over the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the Exchange (generally 4:00 p.m., Eastern Time) on the day the value of the foreign security is determined. Options contracts are generally valued at the mean of the bid and asked price as reported on the highest-volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at net asset value (“NAV”) (except exchange traded funds (“ETFs”) which are valued consistent with the pricing process for equity securities). In certain limited circumstances such as when a security’s closing price versus the prior day’s closing price exceeds a defined variance tolerance, or when a security’s closing price is unchanged as compared to the prior day’s closing price, a financial intermediary’s good faith determination of the fair value of a security or option may be used instead of its current market value, even if the security’s market price is readily available.

AVDR ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2021

Fair Valuation Process – In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.

Securities for which market quotations are not readily available are valued at their “fair value” pursuant to the Procedures. Market quotations may not be readily available if: (1) a portfolio security is not traded in a public market or the principal market in which the security trades are closed: (2) trading in a portfolio security is suspended and not resumed prior to the normal market close; (3) a portfolio security is not traded in significant volume for a substantial period; or (4) the value of a portfolio security has been materially affected by events occurring after the close of the market on which the security is principally traded, or (5) the Adviser determines that the quotation or price for a portfolio security provided by an independent pricing source is inaccurate. The securities of smaller companies in which each Fund may invest may be susceptible to fair valuation since these securities may be thinly traded and less liquid than their larger counterparts. Similarly, a Fund’s investments in foreign securities are more likely to require a fair value determination because, among other things, events may occur between the closure of the foreign market and the time that the Fund calculates its NAV that affect the reported market value of these securities. Securities will also be valued at fair value when market quotations are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the Exchange. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

AVDR ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2021

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2021 for the Funds’ assets and liabilities measured at fair value:

AVDR US LargeCap ESG ETF

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$2,507,341	$—	$—	$2,507,341
Total	$2,507,341	$—	$—	$2,507,341

AVDR US LargeCap Leading ETF

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$32,288,253	$—	$—	$32,288,253
Total	$32,288,253	$—	$—	$32,288,253

The Funds did not hold any Level 2 or 3 securities during the period.

*	Refer to the Schedule of Investments for portfolio composition.

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Each Fund will declare and distribute dividends from net investment income, if any, and will distribute its net realized capital gains, if any, at least annually.

Federal Income Taxes

The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions expected to be taken in the Funds’ open tax year ended November 30, 2021 tax returns and has concluded to date that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds identify their major tax jurisdictions as U.S. Federal, Delaware, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. For the period ended November 30, 2021, the Funds did not incur any interest or penalties.

AVDR ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2021

Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Distributions from Real Estate Investment Trusts (“REITs”)

Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

(3)	INVESTMENT TRANSACTIONS

For the period ended November 30, 2021, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $1,289,444 and $1,339,400, respectively, for the LargeCap ESG Fund and $16,364,508 and $15,933,530, respectively, for the LargeCap Leading Fund. For the period ended November 30, 2021, cost of purchases and proceeds from sales for in-kind transactions for the LargeCap ESG Fund and the LargeCap Leading Fund amounted to $4,896,047 and $2,723,534 and $37,682,546 and $6,805,652, respectively.

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a fee computed and accrued daily and paid quarterly, based on the Fund’s average daily net assets and is computed at the annual rate of 0.40% for the LargeCap ESG Fund and 0.40% for the LargeCap Leading Fund. For the period ended November 30, 2021, the Adviser earned advisory fees of $6,767 and $34,078 for the LargeCap ESG Fund and the LargeCap Leading Fund, respectively. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of this financial statement, the Adviser owned 37% of the outstanding shares of the LargeCap ESG Fund and 61% of the outstanding shares of the LargeCap Leading Fund.

The Adviser has engaged Vident Investment Advisory, LLC to serve as investment sub-adviser (“Sub-Adviser” or “Vident”) to the Funds. The Sub-Adviser, with respect to the portion of the Funds’ assets allocated to the Sub-Adviser, is responsible for selecting investments and assuring that investments are made in accordance with the Funds investment objective, policies, and restrictions. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Funds, which are computed and accrued daily and paid quarterly and do not impact the financial statements of the Funds.

AVDR ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2021

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Funds (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Funds business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses (if any)) do not exceed 0.60% of the average daily net assets of the Funds through December 31, 2022 (the “Expense Limitation”). The Expense Limitation is expected to continue from year to year thereafter. During any fiscal year that the Investment Advisory Agreement (the “Advisory Agreement”) between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Advisory Agreement with the Adviser. During the period ended November 30, 2021, the LargeCap ESG Fund and the LargeCap Leading Fund waived $6,767 and $34,078, respectively, in advisory fees pursuant to the Expense Limitation Agreement. During the period ended November 30, 2021, the LargeCap ESG Fund and the LargeCap Leading Fund reimbursed $174,808 and $245,629, respectively, in expenses pursuant to the Expense Limitation Agreement. Subject to the conditions described above, the Adviser can recoup previously waived fees and reimbursed expenses of $181,575 and $279,707 until November 30, 2024 for the LargeCap ESG Fund and the LargeCap Leading Fund, respectively.

All organizational and offering costs for the Funds will be borne by the Adviser, New Age Alpha Advisors, LLC, and are not subject to reimbursement.

The Funds have entered into an ETF Distribution Agreement with Northern Lights Distributors, LLC (the “Distributor” or “NLD”) whereby NLD provides distribution services to the Funds. For the provision of these services, the Adviser has agreed to pay NLD customary fees for the Funds. In addition, certain affiliates of NLD provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“Ultimus”) – Ultimus, an affiliate of the Distributor, provides administration and fund accounting services to the Funds. Pursuant to a separate servicing agreement with Ultimus, the Funds pay Ultimus customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of Ultimus and are not paid any fees directly by the Funds for serving in such capacities. The fees incurred for these services are included in Administrative Services Fees on the Statements of Operations.

Blu Giant, LLC (“Blu Giant”), Blu Giant, an affiliate of Ultimus and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

AVDR ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2021

(5)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Maximum Additional
Fee for In-Kind and Cash	Variable Charge for Cash
Purchases	Purchases*
$300	2.00%

*	As a percentage of the amount invested.

During the period ended November 30, 2021, the LargeCap ESG Fund and the LargeCap Leading Fund incurred a total amount of fixed fees of $3,300 and $7,500, respectively.

(6)	PRINCIPAL INVESTMENT RISKS

The Funds’ investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Funds’ prospectus and statement of additional information for a more full listing of risks associated with the Funds’ investments which include, but are not limited to, equity securities risk, index methodology risk, ETF shares trading risk, market risk, new fund risk and REIT risk.

Equity Securities Risk: Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks). The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Funds will adversely affect the value of your investment in the Funds. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Funds may lose a substantial part, or even all, of their investment in a company’s stock.

AVDR ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2021

Index Methodology Risk: There is no assurance that an index methodology will successfully identify companies with low H-Factor (underpriced) or high H-Factor (overpriced) Scores or a Fund’s Index will outperform the performance of other indices based on different methodologies. Errors in respect of the quality, accuracy and completeness of the data may occur from time to time and may not be identified and corrected for a period of time. Therefore, gains, losses or costs associated with an Index’s errors will generally be borne by a Fund and its shareholders. For example, during a period where a Fund’s Index contains incorrect constituents, a Fund would have market exposure to such constituents and would be underexposed to an Index’s other constituents. As such, errors may result in a negative or positive performance impact to a Fund and its shareholders. Shareholders should understand that any gains from Index errors will be kept by a Fund and its shareholders and any losses will be borne by a Fund and its shareholders. Where a Fund’s Index is rebalanced and the Fund in turn rebalances its portfolio to bring it in line with its Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by a Fund and its shareholders. Therefore, errors and additional rebalances carried out by the Adviser with respect to a Fund’s Index may increase the costs and market exposure risk of a Fund.

ETF Shares Trading Risks: Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and are bought and sold in the secondary market at market prices. The market prices of Shares are expected to fluctuate, in some cases materially, in response to changes in the Funds NAV, the intraday value of the Funds holdings and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Funds holdings. During such periods, you may incur significant losses if you sell your Shares. The securities held by the Funds may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the corresponding premium or discount to the Shares’ NAV may widen.

Market Risk: Markets can decline in value sharply and unpredictably. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in the Funds’ portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on the U.S. financial market. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Funds investment. Therefore, the Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

New Fund Risk - The Funds are recently formed (approximately one year ago), which may result in additional risk. There can be no assurance that the Funds will grow to an economically viable size, in which case the Funds may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

AVDR ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2021

REIT Risk - The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are also subject to certain provisions under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.

(7)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The cost of investments noted on the Statements of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost of investments for federal tax purposes is $2,354,595 and $31,303,861, respectively for the LargeCap ESG Fund and the LargeCap Leading Fund and differs from market value by net unrealized appreciation/ depreciation.

	LargeCap ESG Fund	LargeCap Leading Fund
Gross unrealized appreciation	$187,402	$1,178,117
Gross unrealized depreciation	(34,656)	(193,725)
Net unrealized appreciation	$152,746	$984,392

There were no Fund distributions for the period ended November 30, 2021.

As of November 30, 2021, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficits)
LargeCap ESG Fund	$17,297	$—	$—	$(47,068)	$—	$152,746	$122,975
LargeCap Leading Fund	43,792	—	—	(891,272)	—	984,392	136,912

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gains/(losses), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for C-Corporation return of capital distributions.

At November 30, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total	CLCF Utilized
LargeCap ESG Fund	$47,068	$—	$47,068	$—
LargeCap Leading Fund	891,272	—	891,272	—

Permanent book and tax differences, primarily attributable book/tax basis treatment of realized gain (loss) on in-kind redemptions and non-deductible expenses, resulted in reclassifications for the Funds for the period ended November 30, 2021 as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
LargeCap ESG Fund	$279,466	$(279,466)
LargeCap Leading Fund	890,663	(890,663)

AVDR ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2021

(8)	SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AVDR US LargeCap ESG ETF and AVDR US LargeCap Leading ETF and
Board of Trustees of New Age Alpha Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of New Age Alpha Trust comprising AVDR US LargeCap ESG ETF and AVDR US LargeCap Leading ETF (the “Funds”) as of November 30, 2021, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period from December 29, 2020 (commencement of operations) through November 30, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2021, the results of their operations, changes in net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2020.

COHEN & COMPANY, LTD.
Cleveland, Ohio
January 26, 2022

COHEN & COMPANY, LTD.
800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

AVDR ETFs
EXPENSE EXAMPLES (Unaudited)
November 30, 2021

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds or exchange traded funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2021 to November 30, 2021 (the ’‘period’’).

Actual Expenses

The “Actual Expenses” lines in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds’ and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	6/1/21	11/30/21	6/1/21-11/30/21*	6/1/21-11/30/21
AVDR US LargeCap ESG ETF	$1,000.00	$1,111.90	$3.18	0.60%
AVDR US LargeCap Leading ETF	1,000.00	1,061.60	3.10	0.60%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	6/1/21	11/30/21	6/1/21-11/30/21*	6/1/21-11/30/21
AVDR US LargeCap ESG ETF	$1,000.00	$1,022.06	$3.04	0.60%
AVDR US LargeCap Leading ETF	1,000.00	1,022.06	3.04	0.60%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

AVDR ETFs
ADDITIONAL INFORMATION (Unaudited)
November 30, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Board of Trustees (the “Board”) of New Age Alpha Trust appointed a committee to serve as the Liquidity Program Administrator (the “LPA”), which committee includes representatives of the Funds’ investment adviser, New Age Alpha Advisors, LLC. The LPA is responsible for the LRMP’s administration and oversight and for reporting to the Board on at least an annual basis regarding the LRMP’s operation and effectiveness. The written liquidity assessment (the “Assessment”) that was presented to the Board at the July 20, 2021 Board meeting covered the period from the Funds’ commencement of operations on December 29, 2020 through May 31, 2021 (the “Review Period”).

During the Review Period, each Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements, and the Funds did not hold any illiquid securities. Also, during the Review Period, each Fund met the definition of an “In-Kind Exchange Traded Fund,” as defined in Rule 22e-4, and therefore was not required to adhere to the liquidity classification or highly liquid investment minimum requirements of Rule 22e-4. The Assessment concluded that the Funds take many factors into consideration when determining the best methods for managing the liquidity of their portfolios and that the Funds’ LRMP operated appropriately during the Review Period.

AVDR ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2021

Each Trustee oversees all Funds of the Trust and serves for an indefinite term. Information about each Trustee and executive officer is provided below and includes each person’s name, address, year of birth, present position(s) held with the Trust, principal occupations for the past five years and, in the case of a Trustee, the total compensation received for serving as a Trustee for the most recent fiscal year. Unless otherwise noted, the business address of each person listed below is 555 Theodore Fremd Ave., Suite A-101, Rye, New York 10580. Unless otherwise noted, each officer is elected annually by the Board.

Interested Trustee Background

Other
Directorships
Name, Year of Birth, Position		Number of Portfolios in	Held by Trustee
with Trust, and Term of Position	Principal Occupation(s)	Fund Complex	During Past
with Trust	During Past 5 Years	Overseen by Trustee	5 Years
Armen Arus YOB: 1972 Trustee (since inception (2020))	Co-Founder and Chief Executive Officer, New Age Alpha, LLC (August 2018 to present); Chief Executive Officer, New Age Alpha Advisors, LLC (June 2019 to present); Co-Founder and Co- Chief Executive Officer, Transparent Value, LLC and Transparent Value Advisors, LLC (June 2003 to July 2017); President, Transparent Value Trust (2010 to 2015).	2	None

(1)	Mr. Arus has been deemed an Interested Trustee due to the positions he holds with the Advisor and its parent company, New Age Alpha, LLC.

Independent Trustees Background

Name, Year of Birth, Position		Number of Portfolios	Other Directorships
with Trust, and Term of Position	Principal Occupation(s)	in Fund Complex	Held by Trustee
with Trust	During Past 5 Years	Overseen by Trustee	During Past 5 Years
Richard C. Butt YOB: 1956 Trustee (since inception (2020))	Chief Financial Officer, Greenbacker Group LLC, Greenbacker Renewable Energy Company LLC and affiliated entities (November 2013 to present).	2	None
Timothy E. Driscoll YOB: 1955 Trustee (since inception (2020))	Retired; Relationship Manager, BNY Mellon/The Bank of New York Mellon (October 2004 to May 2019).	2	None
Jeremy O. May YOB: 1970 Trustee and Chairman (since inception (2020))	Chief Executive Officer, Paralel Technologies LLC (October 2020 to present); Chief Operating Officer, Magnifi LLC (June 2020 to present); Director, University of Colorado Foundation (2006 to present); Director, A.V. Hunter Trust (February 2018 to present); various positions at ALPS Holdings, Inc. (1995 to 2019), including President of ALPS Fund Services, Inc., ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc., and Executive Vice President of ALPS Advisors, Inc. and ALPS Holdings, Inc.	2	Trustee, Reaves Utility Income Fund (closed-end investment company) (2009 to present); Trustee, ALPS Series Trust (open end investment company) (October 2012 to present); Trustee, Bow River Evergreen Fund (closed-end investment company)(October 2020 to present); Trustee, RiverNorth Opportunities Fund (closed-end investment company) (2018 to 2019).

12/31/21 – NA_v1

AVDR ETFs
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
November 30, 2021

Officers Background

		Term of Position with	Principal Occupation(s)
Name and Year of Birth	Position with Trust	Trust	During Past 5 Years
Keith D. Kemp YOB: 1960	President	Since inception (2020)	Managing Director, New Age Alpha, LLC (June 2019 to present); Director, New Age Alpha Fund SPC, Ltd. (February 2020 to present); Director, New Age Alpha Master Fund SPC, Ltd. (February 2020 to present); Treasurer, Transparent Value Trust (2010 to 2019); Assistant Treasurer, Guggenheim Funds Trust, Guggenheim Variable Funds Trust and Rydex Series Funds (2016 to 2019); Managing Director, Guggenheim Investments (2015 to 2019); Chief Financial Officer, Guggenheim Specialized Products, LLC (2016 to 2018); Managing Director and Director, Transparent Value, LLC (2010 to 2016); Director, Guggenheim Partners Investment Management, LLC (2010 to 2015); Chief Operating Officer, Macquarie Capital Investment Management LLC (2007 to 2009).
Brian Curley Ultimus Fund Solutions, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788 YOB: 1970	Treasurer	Since inception (2020)	Vice President, Fund Administration, Ultimus Fund Solutions, LLC (February 2019 to present); Vice President, Fund Administration, Gemini Fund Services, LLC (2015 to February 2019); Officer for various mutual funds and exchange-traded funds for which Ultimus Fund Solutions, LLC provides services.
James Colantino Ultimus Fund Solutions, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788 YOB: 1969	Assistant Treasurer	Since inception (2020)	Senior Vice President, Fund Administration, Ultimus Fund Solutions, LLC (February 2019 to present); Senior Vice President, Gemini Fund Services, LLC (2012 to February 2019); Officer for various mutual funds and exchange- traded funds for which Ultimus Fund Solutions, LLC provides services.
Charles Black Joot 6224 Turpin Hills Dr. Cincinnati, Ohio 45244 YOB: 1979	Chief Compliance Officer	Since inception (2020)	Vice President and Head of Compliance Services (April 2021 to present) and Director of Compliance Services (November 2019 to March 2021) at CCO Technology, LLC (d/b/a Joot); Senior Compliance Officer, Ultimus Fund Solutions, LLC (2015 to 2019); Chief Compliance Officer, Ultimus Managers Trust (2016 to 2019); Assistant Chief Compliance Officer, Ultimus Managers Trust (2015 to 2016).
Jesse Hallee Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 YOB: 1976	Secretary	Since inception (2020)	Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC (June 2019 to present); Secretary for various mutual funds and exchange-traded funds for which Ultimus Fund Solutions, LLC provides services; Vice President and Managing Counsel, State Street Bank and Trust Company (March 2013 to June 2019).
Allyson Stewart 80 Arkay Drive, Suite 110 Hauppauge, New York 11788 YOB: 1969	Assistant Secretary	Since inception (2020)	Manager, Legal Administration, Ultimus Fund Solutions, LLC (February 2019 to present); Manager, Legal Administration, Gemini Fund Services, LLC (July 2018 to February 2019); Senior Paralegal, Gemini Fund Services, LLC (October 2011 to July 2018).

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-559-7146.

12/31/21 – NA_v1

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-844-798-3833 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
New Age Alpha Advisors, LLC
555 Theodore Fremd Avenue, Suite A101
Rye, New York 10580

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

AVDR-AR21

(b) Not applicable

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s board of trustees has determined that Richard C. Butt is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Richard C. Butt is independent for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2021
AVDR US LargeCap ESG ETF & AVDR US LargeCap Leading ETF	$26,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2021
AVDR US LargeCap ESG ETF & AVDR US LargeCap Leading ETF	$6,000

(d)	All Other Fees – None
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal year ended November 30, 2021 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)       Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Armen Arus, Richard C. Butt, Timothy E. Driscoll and Jeremy O. May.

ITEM 6. INVESTMENTS

Included in annual report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable. Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 13. EXHIBITS

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(a)(4) Not applicable.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By Keith D. Kemp	/s/ Keith D. Kemp
President/Principal Executive Officer,
Date: February 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Keith D. Kemp	/s/ Keith D. Kemp
President/Principal Executive Officer,
Date: February 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Brian Curley	/s/ Brian Curley
Treasurer/Principal Financial Officer
Date: February 4, 2022